Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	04-2052042
EBP, Plan Number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 938,443,878
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	4,636,469	[1]
EBP, Asset Held for Investment	$ 943,080,347
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%	[1]
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	[1]
Common Collective Trust Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,035,314
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	53,843,366
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 793,880,435
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FIAM U.S. Bond Index CIT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FIAM U.S. Bond Index CIT [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,697,562	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2010 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2010 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,518,510	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2015 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2015 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,673,960	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2020 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2020 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,626,598	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2025 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2025 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,952,151	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2030 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2030 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 54,741,573	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2035 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2035 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57,244,248	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2040 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2040 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,515,827	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2045 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2045 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 54,065,188	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2050 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2050 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 53,107,282	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2055 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2055 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,985,579	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2060 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2060 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,265,548	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2065 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2065 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,104,653	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date 2070 Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date 2070 Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 181,531	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | FID FRDM Blend Target Date Income Commingled Pool Class R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	FID FRDM Blend Target Date Income Commingled Pool Class R [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,379,014	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Fidelity Contrafund Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Contrafund Commingled Pool [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 90,480,931	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Fidelity Growth Company Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Growth Company Commingled Pool [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 169,403,263	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Fidelity International Discovery Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity International Discovery Commingled Pool [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,443,729	[1]
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Mid Cap Value Fund II Class R1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Mid Cap Value Fund II Class R1 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 452,765
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Putnam Large Cap Value Fund Class R1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Large Cap Value Fund Class R1 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,907,536
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Small Cap Value Fund III Class R1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Small Cap Value Fund III Class R1 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 480,598
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Spartan 500 Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan 500 Index Pool Class C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 90,351,944
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Spartan Extended Market Index Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Extended Market Index Class C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,609,220
Investment, Identifier [Axis]: Collective investment trusts | Fidelity Investments | Spartan Global ex U.S. Index Pool Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Spartan Global ex U.S. Index Pool Class C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,691,225
Investment, Identifier [Axis]: Common collective trust fund | SEI Trust Company | PIMCO Stable Income Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Stable Income Fund II [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: Mutual funds | DWS | DWS RREEF Real Assets Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DWS RREEF Real Assets Fund Institutional Shares [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 916,076
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,648	[1]
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | Fidelity Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market Fund Class K6 [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 340,008	[1]
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments | Fidelity Total Bond Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total Bond Fund Class K6 [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,143,178	[1]
Investment, Identifier [Axis]: Mutual funds | JPM MID CAP GRTH R6 | JPMorgan Mid Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Mid Cap Growth Fund Class R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,210,567
Investment, Identifier [Axis]: Mutual funds | Neuberger Berman | Neuberger Berman Genesis Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Neuberger Berman Genesis Fund Class R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,176,889
Investment, Identifier [Axis]: Participant-directed brokerage account | Fidelity Investments | Fidelity BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity BrokerageLink [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant Directed Brokerage Account [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 41,629,185	[1]
Investment, Identifier [Axis]: Participant-directed brokerage account | Revvity, Inc. | Revvity, Inc. Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Revvity, Inc. Stock Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant Directed Brokerage Account [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,055,578	[1]

[1]	Represents a party-in-interest to the Plan as defined by ERISA.